General and Administrative Expenses	12 Months Ended
Oct. 31, 2025
General and Administrative Expenses [Abstract]
General and Administrative Expenses
18.	General and Administrative Expenses

	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2025	2024	2023

Professional fees	$1,640,621	$1,998,625	$2,210,795
Investor relations	686,757	440,041	1,565,970
Share-based compensation (Notes 6, 11 and 12)	724,104	1,119,041	243,717
Consulting fees (Note 6)	37,359	131,769	96,421
Insurance	268,740	329,278	364,059
Transfer agent and regulatory fees	115,129	190,397	171,439
Depreciation of ROU asset	38,415	39,023	35,381
Salaries and benefits (Note 6)	66,175	57,340	37,838
Office and miscellaneous	33,352	55,538	31,670
Depreciation of property and equipment	-	1,065	1,915
Total general and administrative	$3,610,652	$4,362,117	$4,759,205